Morgan Stanley Capital I Inc. - ABS-15G

Exhibit 99.5 Schedule 1

  ATR QM Data Fields

Loans in Report: 2

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXX	6485379	Not covered/exempt	No	No
XXXXXXXX	6485411	Not covered/exempt	No	No
2